Financial instruments - valuation - Hierarchy of liabilities (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value of liabilities
Liabilities	£ 128,989	£ 130,578
Trading deposits
Fair value of liabilities
Liabilities	46,379	43,966
Debt securities in issue, trading
Fair value of liabilities
Liabilities	251	257
Short positions, trading
Fair value of liabilities
Liabilities	12,215	10,491
Interest rate
Fair value of liabilities
Liabilities	28,317	31,532
Foreign exchange
Fair value of liabilities
Liabilities	37,496	40,306
Other derivatives
Fair value of liabilities
Liabilities	170	244
Debt securities in issue
Fair value of liabilities
Liabilities	1,945	1,736
Other deposits
Fair value of liabilities
Liabilities	1,982	1,812
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	234	234
Level 1
Fair value of liabilities
Liabilities	£ 9,749	£ 8,766
As a % of total value liabilities	8.00%	7.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 9,749	£ 8,766
Level 2
Fair value of liabilities
Liabilities	£ 118,842	£ 121,318
As a % of total value liabilities	92.00%	93.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 46,379	£ 43,966
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	251	257
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	2,465	1,724
Level 2 | Interest rate
Fair value of liabilities
Liabilities	28,114	31,253
Level 2 | Foreign exchange
Fair value of liabilities
Liabilities	37,420	40,240
Level 2 | Other derivatives
Fair value of liabilities
Liabilities	107	124
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,942	1,733
Level 2 | Other deposits
Fair value of liabilities
Liabilities	1,930	1,787
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	234	234
Level 3
Fair value of liabilities
Liabilities	£ 398	£ 494	£ 686	£ 691
As a % of total value liabilities	0.00%	0.00%
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	£ 1	£ 1
Level 3 | Interest rate
Fair value of liabilities
Liabilities	203	279
Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	76	66
Level 3 | Other derivatives
Fair value of liabilities
Liabilities	63	120
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	3
Level 3 | Other deposits
Fair value of liabilities
Liabilities	£ 52	£ 25